CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Nov. 30, 2011	Aug. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 1,495,615	$ 1,513,365
Short term deposits	1,805,030	1,801,400
Marketable securities	380,359	384,565
Restricted cash	16,000	16,000
Accounts receivable - other	86,000	542,891
Prepaid expenses	18,519	1,670
Grants receivable from the Chief Scientist	63,961	24,191
T o t a l current assets	3,865,484	4,284,082
LONG TERM DEPOSITS AND INVESTMENT	11,290	10,186
AMOUNTS FUNDED IN RESPECT OF EMPLOYEE RIGHTS UPON RETIREMENT	14,469	14,293
PROPERTY AND EQUIPMENT, net	11,334	17,376
T o t a l assets	3,902,577	4,325,937
CURRENT LIABILITIES:
Accounts payable and accrued expenses	357,282	375,538
Related parties	19,838	18,502
Account payable with former shareholder	47,252	47,252
T o t a l current liabilities	424,372	441,292
LONG TERM LIABILITIES:
Employee rights upon retirement	22,763	22,675
Provision for uncertain tax position	138,054	138,054
Total long term liabilities	160,817	160,729
COMMITMENTS (note 2)
STOCKHOLDERS' EQUITY:
Common stock of $ 0.001 par value - authorized: 200,000,000 shares at November 30, 2011 and August 31, 2011; issued and outstanding: 70,104,583 shares at November 30, 2011 and at August 31, 2011	70,104	70,104
Other accumulated comprehensive income	(4,221)
Additional paid-in capital	18,277,307	18,201,111
Deficit accumulated during the development stage	(15,025,802)	(14,547,299)
T o t a l stockholders' equity	3,317,388	3,723,916
T o t a l liabilities and stockholders' equity	$ 3,902,577	$ 4,325,937